TAX STATUS (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
TAX STATUS [Abstract]
Internal Revenue Service opinion letter, date	Jun. 30, 2020
Determination letter from IRS	false
Tax-exempt qualified status	Nonqualified Plan [Member]